Offsets	Jun. 01, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-92837
Initial Filing Date	Sep. 02, 2025
Fee Offset Claimed	$ 250.42
Explanation for Claimed Amount
(3) An aggregate fee of $10,555.74 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on September 2, 2025 (the “September 2025 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the September 2025 Schedule TO-I filed on October 1, 2025 was $7,035.49, as $45,953,578.06 (excluding any early repurchase deduction) of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $3,520.25 filing fee paid in connection with the September 2025 Schedule TO-I was used to offset a portion of the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on March 2, 2026 (the “March 2026 Schedule TO-I”). More specifically, $3,269.83 from the filing fee paid in connection with the September 2025 Schedule TO-I was used to offset the final transaction fee due from the March 2026 Schedule TO-I, and $250.42 from the filing fee paid in connection with the September 2025 Schedule TO-I remained available to offset future filings. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $250.42 from the September 2025 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Barings Private Credit Corp
Form or Filing Type	SC TO
File Number	005-92837
Filing Date	Sep. 02, 2025
Fee Paid with Fee Offset Source	$ 250.42
Explanation for Claimed Amount
(3) An aggregate fee of $10,555.74 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on September 2, 2025 (the “September 2025 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the September 2025 Schedule TO-I filed on October 1, 2025 was $7,035.49, as $45,953,578.06 (excluding any early repurchase deduction) of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $3,520.25 filing fee paid in connection with the September 2025 Schedule TO-I was used to offset a portion of the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on March 2, 2026 (the “March 2026 Schedule TO-I”). More specifically, $3,269.83 from the filing fee paid in connection with the September 2025 Schedule TO-I was used to offset the final transaction fee due from the March 2026 Schedule TO-I, and $250.42 from the filing fee paid in connection with the September 2025 Schedule TO-I remained available to offset future filings. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $250.42 from the September 2025 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.